Leases - Schedule of aggregate minimum annual rental payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Operating Lease, Annual Payments
2022	$ 635.8
2023	594.2
2024	517.7
2025	436.1
2026	330.2
Thereafter	1,172.7
Total	$ 3,686.7